Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Rental expense for operating leases	$ 36.4	$ 29.4	$ 28.3
Operating lease, future minimum payment, total	98.7
Operating lease, future minimum payment, 2012	29.3
Operating lease, future minimum payment, 2013	22.5
Operating lease, future minimum payment, 2014	17.3
Operating lease, future minimum payment, 2015	9.4
Operating lease, future minimum payment, 2016	7.8
Operating lease, future minimum payment, 2017 and thereafter	12.4
Capital lease, future minimum payment, total	1.9
Capital lease, future minimum payment, 2012	0.7
Capital lease, future minimum payment, 2013	0.5
Capital lease, future minimum payment, 2014	0.4
Capital lease, future minimum payment, 2015	0.3
Capital lease, future minimum payment, 2016	0
Capital lease, future minimum payment, 2017 and thereafter	$ 0
Capital Lease [Member]
Operating Leased Assets [Line Items]
Leases expiration date	2015
Operating Lease [Member]
Operating Leased Assets [Line Items]
Leases expiration date	2045